Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,665,000.00
Previously Paid Amount	0.00
Total Fee Amount	229.94
Total Offset Amount	0.00
Net Fee	229.94
Narrative - Max Aggregate Offering Price	$ 1,665,000.00
Final Prospectus	true